Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000037571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares — including sales load
Account Value	$ 10,631	$ 10,631	$ 10,631	$ 10,282	$ 10,104	$ 10,599	$ 10,393	$ 10,309	$ 10,087	$ 10,027	$ 10,019	$ 9,908	$ 9,900
Average Annual Return, Percent	2.35%	0.42%	0.61%
C000037571 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares — excluding sales load
Average Annual Return, Percent	3.39%	0.62%	0.72%
C000024677 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,177	$ 11,177	$ 11,177	10,772	10,570	11,049	10,796	10,682	10,390	10,276	10,227	10,063	10,000
Average Annual Return, Percent	3.76%	0.91%	1.12%
C000024678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 10,911	$ 10,911	$ 10,911	10,541	10,368	10,863	10,650	10,553	10,299	10,202	10,177	10,038	10,000
Average Annual Return, Percent	3.51%	0.67%	0.88%
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Account Value	$ 12,763	$ 12,763	$ 12,763	12,320	11,972	13,000	12,476	11,970	11,251	11,073	11,104	10,300	10,000
Average Annual Return, Percent	3.60%	1.29%	2.47%
S And P Municipal Bond Short Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Index
Account Value	$ 11,284	$ 11,284	$ 11,284	10,958	10,828	11,069	10,950	10,666	10,355	10,284	10,229	10,053	10,000
Average Annual Return, Percent	2.98%	1.13%	1.22%
S And P Municipal Bond 1 5 Years Investment Grade 5 Pre Refunded Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index
Account Value	$ 11,331	$ 11,331	$ 11,331	11,028	10,908	11,285	11,126	10,797	10,422	10,369	10,324	10,077	10,000
Average Annual Return, Percent	2.74%	0.97%	1.26%
Morningstar US Fund Muni National Short Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Fund Muni National Short Funds Average
Account Value	$ 11,170	$ 11,170	$ 11,170	$ 10,819	$ 10,640	$ 10,978	$ 10,794	$ 10,582	$ 10,290	$ 10,224	$ 10,210	$ 10,015	$ 10,000
Average Annual Return, Percent	3.28%	1.11%	1.13%